Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,121,698.14

Principal:
Principal Collections	$23,083,676.70
Prepayments in Full	$14,188,307.27
Liquidation Proceeds	$335,297.74
Recoveries	$20,557.21
Sub Total	$37,627,838.92
Collections	$40,749,537.06

Purchase Amounts:
Purchase Amounts Related to Principal	$289,043.29
Purchase Amounts Related to Interest	$1,941.75
Sub Total	$290,985.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,040,522.10

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$41,040,522.10
Servicing Fee	$744,964.67	$744,964.67	$0.00	$0.00	$40,295,557.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,295,557.43
Interest - Class A-2 Notes	$63,712.30	$63,712.30	$0.00	$0.00	$40,231,845.13
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$39,968,535.13
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$39,866,600.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,866,600.13
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$39,809,992.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,809,992.30
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$39,767,837.97
Third Priority Principal Payment	$1,579,896.11	$1,579,896.11	$0.00	$0.00	$38,187,941.86
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$38,131,082.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,131,082.53
Regular Principal Payment	$34,610,172.14	$34,610,172.14	$0.00	$0.00	$3,520,910.39
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,520,910.39
Residuel Released to Depositor	$0.00	$3,520,910.39	$0.00	$0.00	$0.00
Total		$41,040,522.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,579,896.11
Regular Principal Payment					$34,610,172.14
Total					$36,190,068.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,190,068.25	$77.48	$63,712.30	$0.14	$36,253,780.55	$77.62
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$36,190,068.25	$24.13	$584,578.79	$0.39	$36,774,647.04	$24.52

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$169,899,466.19	0.3637325	$133,709,397.94	0.2862543
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$854,629,466.19	0.5698556	$818,439,397.94	0.5457245

Pool Information
Weighted Average APR	4.077%	4.066%
Weighted Average Remaining Term	44.15	43.33
Number of Receivables Outstanding	48,065	47,009
Pool Balance	$893,957,606.87	$855,677,852.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$860,403,834.64	$823,639,570.08
Pool Factor	0.5854343	0.5603656

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$12,835,167.79
Yield Supplement Overcollateralization Amount	$32,038,282.34
Targeted Overcollateralization Amount	$37,238,454.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,238,454.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		127	$383,429.45
(Recoveries)		35	$20,557.21
Net Losses for Current Collection Period			$362,872.24
Cumulative Net Losses Last Collection Period			$2,930,616.11
Cumulative Net Losses for all Collection Periods			$3,293,488.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.48%	626	$12,674,842.80
61-90 Days Delinquent	0.15%	56	$1,255,457.62
91-120 Days Delinquent	0.05%	16	$425,962.00
Over 120 Days Delinquent	0.06%	18	$490,554.88
Total Delinquent Receivables	1.74%	716	$14,846,817.30

Repossession Inventory:
Repossessed in the Current Collection Period		41	$1,057,479.21
Total Repossessed Inventory		59	$1,651,930.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3432%
Preceding Collection Period			0.5503%
Current Collection Period			0.4978%
Three Month Average			0.4637%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1409%
Preceding Collection Period			0.1768%
Current Collection Period			0.1915%
Three Month Average			0.1697%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer